Income Taxes - Additional Information (Detail) ₱ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 PHP (₱)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2021 PHP (₱)
Disclosure Of Other Income Expense [Line Items]
Excess MCIT deducted against RCIT	₱ 9,000		₱ 53	₱ 103,000
Unrecognized deferred income tax assets	934,000		803,000
Total excess MCIT	32,000
Total NOLCO claimed as deduction against future taxable income	825,000
Deduction against taxable income	₱ 1,344,000		459,000	₱ 129,000
Expiration amount of NOLCO incurred after five years					₱ 41,000
Excess annual consolidated revenues | €		€ 750
Minimum effective tax rate	15.00%	15.00%
DMPI, IP converge and VITRO [member]
Disclosure Of Other Income Expense [Line Items]
Unrecognized deferred income tax assets	₱ 82,000		₱ 237,000
Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales	5.00%	5.00%